Employee benefits (Tables)	12 Months Ended
Mar. 31, 2025
Statements [Line Items]
Summary of Amounts Recognized in Relation to Net Defined Benefit Liability asset in Statements of Financial Position
Amounts recognized in the consolidated statements of financial position are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
	2024	2025	2024	2025

Present value of defined benefit obligations	543,292	488,818	126,987	130,259
Fair value of plan assets	(464,376)	(439,943)	(47,893)	(49,648)
The impact of minimum funding requirement and asset ceiling	9,837	10,147	3,457	3,225

Net amount	88,753	59,022	82,551	83,836

Amount recognized in the consolidated statements of financial position
Net defined benefit asset	(69,208)	(84,009)	(2,328)	(2,905)
Net defined benefit liability	157,961	143,031	84,879	86,741

Net amount	88,753	59,022	82,551	83,836

Summary of Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2024 and 2025 is as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2024	2025	2024	2025

Weighted average duration of defined benefit obligations	10.9 years	10.6 years	12.5 years	11.9 years

Summary of Weighted-Average Actuarial Assumptions Used to Determine the Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2024 and 2025 are as follows:

	Japanese plans		Foreign plans
	March 31		March 31
	2024	2025	2024	2025
Discount rate	1.4%	2.1%	4.1%	4.1%

Summary of Sensitivity of the Defined Benefit Obligations
The sensitivities of the defined benefit obligations to changes in the significant weighted-average actuarial assumptions are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	March 31		March 31
Change in assumptions	2024	2025	2024	2025
Discount rate
0.25% decrease	14,362	11,336	3,657	3,628
0.25% increase	(12,077)	(10,878)	(3,493)	(3,437)

Summary of Defined Contribution Expenses
Total defined contribution expenses for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Japanese plans	11,461	11,662	11,849
Foreign plans	17,271	16,137	17,209

Summary of Employee Benefit expense
Employee benefits expenses included in cost of sales, selling, general and administrative, and financial services expenses in the consolidated statements of income for the fiscal years ended March 31, 2023, 2024 and 2025 are as follows:

	Yen in millions
	Fiscal year ended March 31
	2023	2024	2025
Total employee benefits expenses	1,539,965	1,743,936	1,840,803

Japanese Defined Benefit Plans [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets
The fair values of the assets held by Japanese and foreign plans are as follows:

	Yen in millions
	Japanese plans
	March 31 2024	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	8,390	8,390	-
Equity securities *1	56,122	50,656	5,466
Fixed income:
Government bonds *2	11,211	1	11,210
Corporate bonds *3	5,403	-	5,403
Commingled funds *4	297,828	-	297,828
Private equity	40,017	-	40,017
Hedge funds	45,405	-	45,405

Total	464,376	59,047	405,329

	Yen in millions
	Japanese plans
	March 31 2025	Market price in active market
Asset class		Quoted	Unquoted

Cash and cash equivalents	12,192	12,192	-
Equity securities *1	54,103	48,624	5,479
Fixed income:
Government bonds *2	11,565	382	11,183
Corporate bonds *3	5,241	18	5,223
Commingled funds *4	278,892	-	278,892
Private equity	35,115	-	35,115
Hedge funds	42,835	-	42,835

Total	439,943	61,216	378,727

*1	Represents primarily Japanese equity securities.
*2
Includes approximately 84% and 84% of debt securities issued by Japanese national and local governments, and 16% and 16% of debt securities issued by foreign national and local governments as of the fiscal years ended March 31, 2024 and 2025, respectively.

*3	Includes debt securities issued by Japanese and foreign corporations and government related agencies.
*4	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Foreign Defined Benefit Plan [Member]
Statements [Line Items]
Summary of Fair Value of Plan Assets

	Yen in millions
	Foreign plans
	March 31 2024	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,692	4,692	-
Equity securities *1	84	84	-
Fixed income:
Government bonds *2	1,152	-	1,152
Corporate bonds *3	160	-	160
Asset-backed securities	36	-	36
Insurance contracts *4	21,736	359	21,377
Commingled funds *5	16,682	-	16,682
Real estate and other	3,351	10	3,341

Total	47,893	5,145	42,748

	Yen in millions
	Foreign plans
	March 31 2025	Market price in active market
Asset class		Quoted	Unquoted
Cash and cash equivalents	4,599	4,599	-
Equity securities *1	101	101	-
Fixed income:
Government bonds *2	1,207	-	1,207
Corporate bonds *3	175	-	175
Asset-backed securities	43	-	43
Insurance contracts *4	23,057	334	22,723
Commingled funds *5	16,929	-	16,929
Real estate and other	3,537	-	3,537

Total	49,648	5,034	44,614

*1	Represents primarily foreign equity securities.
*2	Includes primarily foreign government debt securities.
*3	Includes primarily foreign corporate debt securities.
*4	Represents annuity contracts with or without profit sharing and bulk insurance contracts.
*5	Commingled funds represent pooled institutional investments, including primarily investment trusts.

Present value of defined benefit obligation [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The changes in the defined benefit obligations for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2024	2025	2024	2025
Beginning balance of the fiscal year	573,143	543,292	124,702	126,987

Current service cost	12,078	11,561	1,783	2,049
Past service cost	11	-	142	216
Interest cost	6,534	7,861	5,349	5,155
Remeasurements:
Change in demographic assumptions	4,399	2,005	(385)	14
Change in financial assumptions	(16,568)	(32,255)	1,170	(3,707)
Other	1,677	1,514	632	8,894
Translation adjustments	-	-	16,068	(1,382)
Plan participants’ contributions	-	-	565	231
Benefits paid	(37,787)	(45,135)	(11,198)	(8,198)
Curtailments and settlements*	-	-	(11,841)	-
Other	(195)	(25)	-	-

Ending balance of the fiscal year	543,292	488,818	126,987	130,259

*	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2024 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.

Effect of asset ceiling [member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations
The impact of minimum funding requirement and asset ceiling for the fiscal years ended March 31, 2024 and 2025 is as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2024	2025	2024	2025
Beginning balance of the fiscal year	6,897	9,837	3,455	3,457

Interest income	83	139	186	174
Remeasurements:
Change in asset ceiling excluding interest income	2,857	171	(728)	(436)
Translation adjustments	-	-	544	30

Ending balance of the fiscal year	9,837	10,147	3,457	3,225

Changes In The Plan Assets [Member]
Statements [Line Items]
Summary of Changes in the Defined Benefit Obligations Present Value of Defined Benefit Obligations	The changes in the plan assets for the fiscal years ended March 31, 2024 and 2025 are as follows:

	Yen in millions
	Japanese plans		Foreign plans
	Fiscal year ended March 31		Fiscal year ended March 31
	2024	2025	2024	2025

Beginning balance of the fiscal year	447,747	464,376	56,987	47,893

Interest income	5,424	7,047	2,592	2,202
Remeasurements:
Return on plan assets excluding interest income	32,764	(9,997)	(2,485)	1,330
Translation adjustments	-	-	7,521	(462)
Employer contribution	2,316	2,362	5,381	5,645
Plan participants’ contributions	-	-	585	359
Benefits paid	(23,875)	(23,845)	(10,603)	(7,319)
Curtailments and settlements*	-	-	(12,085)	-

Ending balance of the fiscal year	464,376	439,943	47,893	49,648

*	Curtailments and settlements of the foreign plans for the fiscal year ended March 31, 2024 relate mainly to the termination of the defined benefit pension plan at certain U.S. subsidiaries.